SEGMENT INFORMATION (Schedule of Assets By Segment) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 107,511	$ 115,318	$ 121,427
Depreciation and amortization	2,403	3,271	3,382
Expenditure for segment assets	2,394	3,305	3,086
Goodwill		1,042	1,156
OEM of Heat Management Solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	34,162	33,972	36,949
Depreciation and amortization	973	1,137	1,220
Expenditure for segment assets	1,047	924	739
Goodwill
OEM - Electric Motion Systems [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	12,707	13,941	17,501
Depreciation and amortization	498	655	671
Expenditure for segment assets	247	352	826
Goodwill		1,042	1,156
Heat Transfer Services and Products [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	26,469	27,242	21,559
Depreciation and amortization	735	758	704
Expenditure for segment assets	756	638	625
Goodwill
MRO services for Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	17,819	20,380	23,588
Depreciation and amortization	197	721	787
Expenditure for segment assets	344	1,393	896
Goodwill
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	16,354	19,783	21,830
Depreciation and amortization
Expenditure for segment assets
Goodwill